ORGANIZATION, NATURE OF OPERATIONS AND GOING CONCERN UNCERTAINTY (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (2,258,600)	$ (2,587,300)	$ (4,636,100)	$ (5,356,700)	$ (9,598,700)	$ (7,112,800)
Net cash in operating activities			(3,836,100)	(4,740,300)	(9,038,680)	(4,792,100)
Accumulated deficit	(89,881,400)		(89,881,400)		(85,245,300)	(75,646,600)
Cash and cash equivalents	1,203,200	$ 2,412,200	1,203,200	$ 2,412,200	$ 3,254,700	$ 5,449,000	$ 318,200
Line of credit	$ 6,300,000		$ 6,300,000